UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    InView Investment Management, LLC
Address: 100 West Monroe Street, Suite 2010

         Chicago, IL  60603

13F File Number:  28-12238

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Glen Kleczka
Title:     Chief Executive Officer & Managing Partner
Phone:     312-630-3470

Signature, Place, and Date of Signing:

     /s/Glen Kleczka     Chicago, IL/USA     May 1, 2007


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     45

Form13F Information Table Value Total:     $120,156 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ANNALY CAP MGMT INC            COM              035710409     4780   308780          SOLE                   179200        0   129580
ANWORTH MORTGAGE ASSET CP      COM              037347101     4331   443340          SOLE                   258000        0   185340
APRIA HEALTHCARE GROUP INC     COM              037933108     1991    61740          SOLE                    35830        0    25910
ASBURY AUTOMOTIVE GROUP INC    COM              043436104     3838   135850          SOLE                    78840        0    57010
AVNET INC                      COM              053807103     2083    57640          SOLE                    33450        0    24190
BAYTEX ENERGY TR               TRUST UNIT       073176109      274    15500 SH       SOLE                    15500        0        0
BIO RAD LABS INC               CL A             090572207     1437    20580          SOLE                    11940        0     8640
BJS WHOLESALE CLUB INC         COM              05548J106     2646    78220          SOLE                    45390        0    32830
BROOKS AUTOMATION INC          COM              114340102     1694    98800          SOLE                    57340        0    41460
CANETIC RES TR                 COM              137513107      162    12499 SH       SOLE                    12499        0        0
CEDAR SHOPPING CTRS INC        COM NEW          150602209     2334   144090          SOLE                    83620        0    60470
CMS ENERGY CORP                COM              125896100     2528   142030          SOLE                    82430        0    59600
COVENTRY HEALTH CARE INC       COM              222862104     2803    50013          SOLE                    29023        0    20990
CROWN HOLDINGS INC             COM              228368106     5035   205840          SOLE                   119460        0    86380
CSG SYS INTL INC               COM              126349109     3605   144090          SOLE                    83620        0    60470
DRS TECHNOLOGIES INC           COM              23330X100     3758    72040          SOLE                    41810        0    30230
ENDURANCE SPECIALTY HLDGS LT   SHS              G30397106     3973   111160          SOLE                    64510        0    46650
EQUITY INNS INC                COM              294703103     3034   185250          SOLE                   107510        0    77740
FIRST PL FINL CORP             COM              33610T109     2208   102920          SOLE                    59730        0    43190
FLEXTRONICS INTL LTD           ORD              Y2573F102     2410   220310          SOLE                   128310        0    92000
FOREST OIL CORP                COM PAR $0.01    346091705     2672    80080          SOLE                    46520        0    33560
FURNITURE BRANDS INTL INC      COM              360921100     2529   160260          SOLE                    93500        0    66760
GENESIS HEALTHCARE CORP        COM              37184D101     5196    82340          SOLE                    47790        0    34550
GLOBAL INDS LTD                COM              379336100     3605   197080          SOLE                   113600        0    83480
HARVEST ENERGY TR              TRUST UNIT       41752X101      432    17582 SH       SOLE                    17582        0        0
HIGHLAND HOSPITALITY CORP      COM              430141101     3591   201730          SOLE                   117070        0    84660
HUDSON HIGHLAND GROUP INC      COM              443792106     5070   325210          SOLE                   188750        0   136460
INNKEEPERS USA TR              COM              4576J0104     3016   185250          SOLE                   107510        0    77740
KELLY SVCS INC                 CL A             488152208     2585    80280          SOLE                    46590        0    33690
KMG AMER CORP                  COM              482563103     1811   391080          SOLE                   226950        0   164130
KNBT BANCORP INC               COM              482921103     1426    96740          SOLE                    56140        0    40600
LIFEPOINT HOSPITALS INC        COM              53219L109     3226    84400          SOLE                    48980        0    35420
MAIDENFORM BRANDS INC          COM              560305104     3704   160550          SOLE                    93170        0    67380
MARINER ENERGY INC             COM              56845T305      953    49812          SOLE                    28912        0    20900
MEADOWBROOK INS GROUP INC      COM              58319P108     4298   391060          SOLE                   226970        0   164090
ONEOK INC NEW                  COM              682680103     2964    65870          SOLE                    38230        0    27640
OWENS ILL INC                  COM NEW          690768403     3395   131730          SOLE                    76450        0    55280
PHOTRONICS INC                 COM              719405102     2633   169310          SOLE                    98620        0    70690
PROVIDENT ENERGY TR            TR UNIT          74386K104      215    19900 SH       SOLE                    19900        0        0
RADIAN GROUP INC               COM              750236101     2259    41170          SOLE                    23890        0    17280
SCHOLASTIC CORP                COM              807066105     1344    43230          SOLE                    25090        0    18140
SHAW GROUP INC                 COM              820280105     2713    86760          SOLE                    50480        0    36280
SMUCKER J M CO                 COM NEW          832696405     2250    42195          SOLE                    24485        0    17710
SPARTECH CORP                  COM NEW          847220209     1208    41170          SOLE                    23890        0    17280
U S CONCRETE INC               COM              90333L102     2137   273280          SOLE                   159620        0   113660